Net loss per share and dividends per share (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Numerator:
Net Loss	$ (6,046,195)	$ (22,861,257)	$ (42,939,001)
Denominator:
Weighted average number of shares outstanding (in shares)	33,241,936	33,097,831	32,837,866
Loss per share, basic and diluted	$ (0.18)	$ (0.69)	$ (1.31)